Borrowings (Details) - USD ($)		1 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2019	Apr. 25, 2018	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 13, 2020
Disclosure Of Detailed Information About Borrowings Text Block Abstract
Borrowings description				the Company had three bank loans with interest at the rates of 4.69%, 4.97%and 4.72% with maturity dates of April 7, 2025, June 30, 2023 and February 1, 2023, respectively.	For the year ended December 31, 2021, the Company had four bank loans with interest at the rates of 4.47%, 2%, 2%, and 4.22%, respectively.
Interest expense				$ 68,010	$ 78,353	$ 82,779
Unused bank overdraft				289,000	$ 300,000
Loan principal amount		$ 13,420,000
Interest rate	3.22%		4.00%
Additional liability amount				$ 576,000
Ordinary shares (in Shares)				41,666			1,666,666
Interest accrued amount				$ 100,000
Interest expense				$ 616,116